John Hancock Funds II

601 Congress Street

Boston, MA 02210

May 3, 2007

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Trust" or "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the form of the Prospectuses and the Statement of Additional Information for the Trust’s Lifestyle Portfolios dated May 1, 2007 contains no changes from the form of Prospectuses and Statement of Additional Information for the Registrant contained in Post-effective Amendment No. 13 ("Amendment No. 13") to the Registration Statement on Form N-1A filed electronically with the Commission on April 27, 2007, via EDGAR.

If you have any questions or comments, please call me at 617-663-4204. In my absence, please call David Barr at 617-663-3241.

Sincerely,

/s/George M. Boyd

George M. Boyd

Assistant Secretary and Senior Counsel